Hedge accounting - Schedule of The Financial Position And Performance (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Variation in value recognized in other comprehensive income	R$ 1,002	R$ (2,156)	R$ 684
Notional amount	414,431	356,851
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Assets	27,551	23,701
Liabilities	0	0
Variation in value recognized in other comprehensive income	(15,392)	(17,404)
Foreign currency conversion reserve	(15,392)	(17,404)
Notional amount	29,033	19,363
Variation in fair value used to calculate hedge ineffectiveness	(15,422)	(17,428)
Hedges of net investment in foreign operations | Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Assets	27,551	23,701
Liabilities	0	0
Variation in value recognized in other comprehensive income	(15,392)	(17,404)
Foreign currency conversion reserve	(15,392)	(17,404)
Notional amount	29,033	19,363
Variation in fair value used to calculate hedge ineffectiveness	R$ (15,422)	R$ (17,428)